Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Activities
Net loss	$ (1,702,424)	$ (558,974)	$ (931,290)
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion and interest expense	0	32,250	67,884
Common stock issued for services	698,766	254,410	255,275
Depreciation expense	61	0	0
Impairment of mineral property	350,000	0	0
Loss (gain) on settlement of debt	243,065	(23,577)	(24,125)
Loss on change in fair value of derivative liabilities	0	29,168	88,501
Penalty on default of convertible debt	0	0	18,000
Gain on legal settlement	0	0	(50,000)
Changes in operating assets and liabilities:
Accounts payable and accrued liabilities	65,106	(32,454)	49,621
Due to related parties	779	122,224	145,382
Net cash used in operating activities	(344,647)	(176,953)	(380,752)
Investing Activities
Advance on investments	(810,000)	0	0
Acquisition of mineral property rights	(350,000)	0	0
Purchase of property and equipment	(1,834)	0	0
Net cash used in investing activities	(1,161,834)	0	0
Financing Activities
Proceeds from issuance of common shares and share subscriptions	1,571,000	55,000	385,000
Proceeds from issuance of convertible debt	0	0	30,000
Proceeds from issuance of notes payable	162,000	110,500	0
Proceeds from issuance of notes payable - related party	200,000	0	0
Net cash provided by financing activities	1,933,000	165,500	415,000
Change in cash	426,519	(11,453)	34,248
Cash and Cash Equivalents, at Carrying Value, Beginning Balance	39,858	51,311	17,063
Cash and Cash Equivalents, at Carrying Value, Ending Balance	466,377	39,858	51,311
Non-cash Investing and Financing Activities
Common stock issued to settle debt and accrued interest	0	95,182	247,068
Common stock issued to settle accounts payable	25,051	0	0
Common stock issued to settle CEO loan	150,000	0	0
Common stock issued to settle shareholder loan	303,750	0	0
Common stock issuable for interest expense	17,500	0	0
Settlement of common stock issuable	0	120,000	50,000
Supplemental Disclosures
Interest paid	0	0	0
Income tax paid	$ 0	$ 0	$ 0